Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, shares authorized	292,500,000	292,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	121,694,293	47,141,230
Common stock, shares outstanding	121,694,293	47,141,230
Preferred stock, shares authorized	7,500,000	7,500,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Notes Payable Debt Discount	$ 216,043	$ 0
Long term debt discount	468	0
Convertible Debentures Debt Discount	845,730	1,050,041
Line of credit convertible debenture and non-convertible debenture related parties, current debt discount	$ 0	$ 17,720